Business Acquisitions, Fair Value of Consideration Transferred (Details) - USD ($) $ in Millions				12 Months Ended
		Feb. 27, 2015		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value of Consideration Transferred [Abstract]
Cash paid, net of cash acquired		$ 745.7	[1]	$ 1,574.4	$ 0.0	$ 0.0
Total fair value of consideration transferred		5,024.2		$ 5,024.2
Cash acquired from acquisition		40.8
Targa Resources Partners LP [Member]
Fair Value of Consideration Transferred [Abstract]
Cash paid, net of cash acquired	[1]	828.7
Replacement Restricted Stock Units (RSUs) [Member]
Fair Value of Consideration Transferred [Abstract]
Common shares of TRC	[2]	5.2
Replacement Phantom Units [Member]
Fair Value of Consideration Transferred [Abstract]
Common shares of TRC	[2]	15.0
Common Units [Member] | Targa Resources Partners LP [Member]
Fair Value of Consideration Transferred [Abstract]
Common shares of TRC		2,421.1
Common Stock [Member]
Fair Value of Consideration Transferred [Abstract]
Common shares of TRC		$ 1,008.5

[1]	Net of cash acquired of $40.8 million.
[2]	The fair value of consideration transferred in the form of replacement restricted stock unit awards and replacement phantom unit awards represent the allocation of the fair value of the awards to the pre-combination service period. The fair value of the awards associated with the post-combination service period will be recognized over the remaining service period of the award.